Risk Management - Liquidity and interest risk tables - Short-term Financing Facilities (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Risk Management
Undrawn borrowing facilities	$ 2,518.5	$ 1,810.2	$ 1,873.8